Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		35.00%	35.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 9,366,549	$ 4,091,895
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount		15,181,980	$ 0
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total		$ 69,583,855
State and Local Jurisdiction [Member] | IDAHO [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		0.02%
State and Local Jurisdiction [Member] | UTAH [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		2.54%
State and Local Jurisdiction [Member] | NEW YORK [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		0.12%
State and Local Jurisdiction [Member] | FLORIDA
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		0.06%
State and Local Jurisdiction [Member] | Montana [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		0.05%
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total		$ 98,296,940